Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The Company has two contracts with customers, i) an option and licensing agreement with Moderna and, ii) a license agreement with an investee of Syncona, one of the Company's principal shareholders.

Revenue comprises of license revenue only for the years ended December 31, 2021, 2020 and 2019:

Total revenue by geographical location (in thousands):

	December 31,
	2021	2020	2019
License revenue
United Kingdom	$—	$242	$—
United States	1,507	—	—
Total License revenue	$1,507	$242	$—

Research, Option and License Agreement with Moderna:

On June 22, 2021, the Company entered into a Research, Option and License Agreement (the “Agreement”) with ModernaTX, Inc. (“Moderna”), pursuant to which the Company granted to Moderna an exclusive research license to perform research and pre-clinical development activities relating to target sequences with respect to certain of the Company’s research targets and products. The Company also granted Moderna on a research target-by-research target basis, the right to obtain an exclusive commercial license upon payment of a commercial option fee of $2.0 million (the “Commercial Option”). Moderna has the right to extend the Commercial Option period for such research targets by 12 months for an extension fee of $0.3 million. Under the Agreement, The Company will provide to Moderna a number of distinct target sequences per research target (the “Autolus Target Sequences”).

The Company received an upfront non-refundable cash payment of $1.5 million in October 2021 and are entitled to receive development milestones payments of up to $30 million per product and up to $30 million in sales milestones payments per product from Moderna if certain clinical, regulatory and sales performance milestones are achieved. The Company is further eligible to receive royalties in the low to mid single digits on net sales on a product-by-product basis.
The Company assessed this arrangement in accordance with ASC 606 and concluded that the contract counterparty, Moderna, is a customer. The Company identified the following material promises in the arrangement: the granting of an exclusive license to research and preclinical development activities as well as the initial transfer of know-how and information to Moderna. The Company determined the Commercial Option Fee is not offered at a significant and incremental discount. Accordingly, the Commercial Option is an option granted to Moderna that does not represent a material right and, therefore, is not a performance obligation at the outset of the arrangement. The Company determined that the granting of the research license and the initial transfer of know-how were not distinct from one another and must be combined as a performance obligation (the “Combined Performance Obligation”). This is because Moderna requires the know-how to derive benefit from the research license. Based on these determinations, the Company identified one distinct performance obligation at the inception of the contract: the Combined Performance Obligation. The Company further determined that the up-front payment of $1.5 million constituted the entirety of the consideration included in the transaction price at contract inception, which was allocated to the Combined Performance Obligation. The amount of the transaction price allocated to the Combined Performance Obligation is recognized as or when the Company satisfies the performance obligation. The Company determined that the Combined Performance Obligation was recognized at a point-in-time, upon the delivery of the transfer of know-how and research license to Moderna.

Upon execution of the Agreement, the transaction price included only the $1.5 million up-front payment owed to the Company. The Company may receive further payments upon the exercise of the Commercial Option, the extension of the Commercial Option period, the achievement of certain milestones, as detailed above, as well as royalty payments that reach mid-single digits based on future net sales.
The future milestones, which represent variable consideration, were evaluated under the most likely amount method, and were not included in the transaction price, because the amounts were fully constrained as of December 31, 2021. As part of the Company’s evaluation of the constraint, it considered numerous factors, including that receipt of such milestones is outside the Company’s control. Separately, any consideration related to sales-based milestones, as well as royalties on net sales upon commercialization by Moderna, will be recognized when the related sales occur, and therefore, have also been excluded from the transaction price in accordance with the sales-based royalty exception, as well as the Company’s accounting policy. The Company will re-evaluate the transaction price in each reporting period, as uncertain events are resolved, or as other changes in circumstances occur.